TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectuses

and Statement of Additional Information

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Transamerica Goldman Sachs 70/30 Allocation VP

Transamerica Levin Large Cap Value VP

Transamerica PineBridge Inflation Opportunities VP

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Transamerica Goldman Sachs 70/30 Allocation VP

MANAGEMENT FEES:

Effective as of August 28, 2020, the portfolio will lower its management and sub-advisory fee schedules as described below.

Transamerica Asset Management, Inc. (“TAM”), the portfolio’s investment manager, will receive compensation from the portfolio, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the portfolio’s average daily net assets) indicated below:

First $1 billion	0.104%
Over $1 billion up to $3 billion	0.0975%
Over $3 billion up to $5 billion	0.0925%
Over $5 billion up to $7 billion	0.085%
In excess of $7 billion	0.080%

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted entirely and replaced with the following:

Class	Service
Management fees[1]	0.10%
Distribution and service (12b-1) fees	0.25%
Other expenses[2]	0.04%
Acquired fund fees and expenses[2]	0.70%
Total annual fund operating expenses	1.09%

[1]	Management fees have been restated to reflect a reduction in management fees effective August 28, 2020.
[2]	Other expenses and acquired fund fees and expenses are based on estimates for the current fiscal year.

The “Example” table included in the Prospectus and Summary Prospectus is deleted entirely and replaced with the following:

Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Service Class	$111	$347

The following information will be added alphabetically to the sub-section titled “Recent Management Fee Changes” under the heading “Shareholder Information - Investment Manager” in the Prospectus:

Transamerica Goldman Sachs 70/30 Allocation VP: Effective August 28, 2020, the management fee is 0.104% of the first $1 billion; 0.0975% over $1 billion up to $3 billion; 0.0925% over $3 billion up to $5 billion; 0.085% over $5 billion up to $7 billion; and 0.080% in excess of $7 billion in average daily net assets. Prior to August 28, 2020, the management fee was 0.1225% of the first $250 million; 0.1125% over $250 million up to $500 million; and 0.1075% in excess of $500 million in average daily net assets.

The following information revises the corresponding information appearing in the table contained in the “Investment Manager Compensation” sub-section of the Statement of Additional Information under the heading “Investment Management and Other Services – The Investment Manager”:

Portfolio Name	Percentage of Average Daily Net Assets
Transamerica Goldman Sachs 70/30 Allocation VP	0.104% of the first $1 billion 0.0975% over $1 billion up to $3 billion 0.0925% over $3 billion up to $5 billion 0.085% over $5 billion up to $7 billion 0.080% in excess of $7 billion

The following information revises the corresponding information appearing in the table contained in the “Sub-Advisory Fees” sub-section of the Statement of Additional Information under the heading “Investment Management and Other Services – Sub-Advisers”:

Portfolio	Sub-Adviser	Sub-Advisory Fees
Transamerica Goldman Sachs 70/30 Allocation VP	Goldman Sachs Asset Management, L.P.*	0.070% of the first $1 billion 0.055% over $1 billion up to $3 billion 0.050% over $3 billion up to $5 billion 0.045% over $5 billion up to $7 billion 0.0425% in excess of $7 billion

*

The average daily net assets for the purpose of calculating sub-advisory fees will be determined on a combined basis with Transamerica Asset Allocation – Conservative Portfolio, Transamerica Asset Allocation – Growth Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio and Transamerica Asset Allocation – Moderate Portfolio.

Transamerica Levin Large Cap Value VP

Effective as of July 1, 2020, the following information revises the corresponding information appearing in table contained in the “Sub-Advisory Fees” sub-section of the Statement of Additional Information under the heading “Investment Management and Other Services – Sub-Advisers”:

Portfolio	Sub-Adviser	Sub-Advisory Fees
Transamerica Levin Large Cap Value VP	Levin Easterly Partners LLC(11)	0.20% of the first $750 million 0.17% over $750 million up to $1 billion 0.15% in excess of $1 billion

(11)

The average daily net assets for the purpose of calculating sub-advisory fees will be determined on a combined basis with Transamerica Large Cap Value and Aegon Large Cap Value Fund, a sub-fund of Aegon Global Funds. Effective July 1, 2020, the sub-adviser agreed to voluntarily waive a portion of its sub-advisory. This waiver is voluntary and may be discontinued by the sub-adviser upon obtaining consent from TAM.

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Transamerica PineBridge Inflation Opportunities VP

MANAGEMENT FEES:

Effective as of August 28, 2020, the portfolio will lower its management and sub-advisory fee schedules as described below.

Transamerica Asset Management, Inc. (“TAM”), the portfolio’s investment manager, will receive compensation from the portfolio, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the portfolio’s average daily net assets) indicated below:

First $250 million	0.49%
Over $250 million up to $1 billion	0.43%
In excess of $1 billion	0.38%

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted entirely and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	Initial	Service
Management fees[1]	0.49%	0.49%
Distribution and service (12b-1) fees	0.00%	0.25%
Other expenses	0.07%	0.07%
Total annual fund operating expenses	0.56%	0.81%

[1]	Management fees have been restated to reflect a reduction in management fees effective August 28, 2020.

The “Example” table included in the Prospectus and Summary Prospectus is deleted entirely and replaced with the following:

Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$57	$179	$313	$701
Service Class	$83	$259	$450	$1,002

The following information will be added alphabetically to the sub-section titled “Recent Management Fee Changes” under the heading “Shareholder Information - Investment Manager” in the Prospectus:

Transamerica PineBridge Inflation Opportunities VP: Effective August 28, 2020, the management fee is 0.49% of the first $250 million; 0.43% over $250 million up to $1 billion; and 0.38% in excess of $1 billion in average daily net assets. Prior to August 28, 2020, the management fee was 0.58% of the first $200 million; 0.57% over $200 million up to $500 million; and 0.54% in excess of $500 million in average daily net assets.

The following information revises the corresponding information appearing in the table contained in the “Investment Manager Compensation” sub-section of the Statement of Additional Information under the heading “Investment Management and Other Services – The Investment Manager”:

Portfolio Name	Percentage of Average Daily Net Assets
Transamerica PineBridge Inflation Opportunities VP	0.49% of the first $250 million 0.43% over $250 million up to $1 billion 0.38% in excess of $1 billion

The following information revises the corresponding information appearing in the table contained in the “Sub-Advisory Fees” sub-section of the Statement of Additional Information under the heading “Investment Management and Other Services – Sub-Advisers”:

Portfolio	Sub-Adviser	Sub-Advisory Fees
Transamerica PineBridge Inflation Opportunities VP	PineBridge Investments LLC (17)	0.15% of the first $250 million 0.10% over $250 million up to $1 billion 0.08% in excess of $1 billion

(17)	The average daily net assets for the purpose of calculating sub-advisory fees will be determined on a combined basis with Transamerica Inflation Opportunities.

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Investors Should Retain this Supplement for Future Reference

June 22, 2020